SHORT - TERM DEBT AND LONG-TERM DEBT (Schedule Of Long-term debt – current) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Long-term Debt, Excluding Current Maturities		$ 47,665	$ 95,390
Trust Company [Member]
Long-term Debt, Excluding Current Maturities	[1]	$ 0	$ 52,604

[1]	In October 2015, the Company entered into a long-term loan agreement with a trust company to borrow $59,260 in order to finance the investment in SoFi. The loan bears an annual interest rate 6% and requests the pledge of 7,512,535 Series F Preferred Stock of SoFi owned by the Company. As of December 31, 2017, as a result of SoFi missing certain revenue target, the loan became due within one year. Accordingly, the Company reclassed the loan to long-term debt - current. Additionally, the Company issued the trust company a warrant to purchase 1,502,507 Series F Preferred Stock of SoFi from the Company at a preliminary exercise price of $15.7763 per share upon occurrence of certain events within five years, including a qualified public offering of SoFi. Such warrant was considered as liability-classified warrants and separately recorded based on its fair value under the caption of "Other non-current liabilities" on the consolidated balance sheet.